Subsidiary undertakings, joint ventures and associates - Associates (Details)		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
Quadgas HoldCo Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	39.00%	39.00%
Algonquin Gas Transmission, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		20.00%
Clean Line Energy Partners LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		32.00%
Connecticut Yankee Atomic Power Company
Disclosure of associates [line items]
Proportion of ownership interest in associate		19.50%
Direct Global Power, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate		26.00%
Energy Impact Fund LP
Disclosure of associates [line items]
Proportion of ownership interest in associate		9.70%
KHB Venture LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		33.00%
Maine Yankee Atomic Power Company
Disclosure of associates [line items]
Proportion of ownership interest in associate		24.00%
Millennium Pipeline Company, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		26.25%
New York Transco LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		28.30%
Nysearch RMLD, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		22.63%
Yankee Atomic Electric Company
Disclosure of associates [line items]
Proportion of ownership interest in associate		34.50%
Coreso SA
Disclosure of associates [line items]
Proportion of ownership interest in associate		15.84%
Energis plc
Disclosure of associates [line items]
Proportion of ownership interest in associate		33.06%